Share-based Compensation Expense (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share Based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses and capitalized is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Research and development	$1,776	$1,587	$3,457	$2,971
General and administrative	885	1,335	1,612	2,291
Capitalized	7	—	15	—
Total share-based compensation	$2,668	$2,922	$5,084	$5,262